Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay For Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules) for our principal executive officer (CEO) and Non-CEO NEOs (other Named Executive Officers) and company performance for the fiscal years listed below. This disclosure is not incorporated by reference into our 2022 Annual Report on Form 10-K. For further information about the Company’s pay-for-performance philosophy and how the Personnel Committee aligns executive compensation with the Company’s performance, refer to “Executive Compensation - Compensation Discussion and Analysis”. The amounts in the table below are calculated in with SEC rules and do not represent amounts actually earned or realized by Named Executive Officers.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income	Return on Average Equity	Return on Average Assets

2022	$6,135,255	$6,135,255	$1,802,523	$1,802,523	$170.09	$119.53	$75,090,000	16.04%	1.41%

2021	$5,081,038	$5,081,038	$1,504,429	$1,504,429	$152.87	$129.76	$66,336,000	15.00%	1.35%

2020	$4,641,979	$4,641,979	$1,301,562	$1,301,562	$119.07	$95.59	$58,734,000	14.60%	1.43%

(1)
The peer group used is the S&P 500 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. (“Total Shareholder Return” represents the cumulative total shareholder return during each measurement period and is calculated by dividing the sum of (I) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2019, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	Return on Average Assets
Peer Group Issuers, Footnote [Text Block]
(1)
The peer group used is the S&P 500 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. (“Total Shareholder Return” represents the cumulative total shareholder return during each measurement period and is calculated by dividing the sum of (I) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2019, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,135,255	$ 5,081,038	$ 4,641,979
PEO Actually Paid Compensation Amount	6,135,255	5,081,038	4,641,979
Non-PEO NEO Average Total Compensation Amount	1,802,523	1,504,429	1,301,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,802,523	1,504,429	1,301,562
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total shareholder return (TSR) is not directly tied to any performance goals but the Executive Retirement Plan - Equity Component accounts are invested primarily in Company stock, the Executive Retirement Plan – Salary Component permits elective investment in Company stock, while the balance in the account established for the Executive Retirement Plan - Performance Component is indirectly impacted by the value of the stock as stock price is a factor in one of the performance measures (relative market capitalization) under such plan.  Accordingly, the accounts balances maintained under the three plans fluctuate based on the stock price and the compensation actually paid to our NEOs that relates to such plans decreases and increases based on an increase and decrease in our TSR. Accordingly, a substantial portion of the compensation actually paid to our NEOs is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by ($50.56, or 42.3%), over the preceding 3-year period.

Compensation Actually Paid vs. Net Income [Text Block]
The Company operates under a 3 year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our NEOs is linked to net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The Company operates under a 3 year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our NEOs is linked to net income.

Total Shareholder Return Vs Peer Group [Text Block]
Total shareholder return (TSR) is not directly tied to any performance goals but the Executive Retirement Plan - Equity Component accounts are invested primarily in Company stock, the Executive Retirement Plan – Salary Component permits elective investment in Company stock, while the balance in the account established for the Executive Retirement Plan - Performance Component is indirectly impacted by the value of the stock as stock price is a factor in one of the performance measures (relative market capitalization) under such plan.  Accordingly, the accounts balances maintained under the three plans fluctuate based on the stock price and the compensation actually paid to our NEOs that relates to such plans decreases and increases based on an increase and decrease in our TSR. Accordingly, a substantial portion of the compensation actually paid to our NEOs is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by ($50.56, or 42.3%), over the preceding 3-year period.

Tabular List [Table Text Block]
The Company operates under a 3 year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our NEOs is linked to net income.

Total Shareholder Return Amount	$ 170.09	152.87	119.07
Peer Group Total Shareholder Return Amount	119.53	129.76	95.59
Net Income (Loss)	$ 75,090,000	$ 66,336,000	$ 58,734,000
Company Selected Measure Amount	1.41	1.35	1.43
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
The Company operates under a 3 year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our NEOs is linked to net income.

Other Performance Measure Amount	16.04	15	14.6
Measure Name	return on average equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	return on average assets